Basis of preparation and significant accounting policies	6 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation and significant accounting policies

1	Basis of preparation and significant accounting policies

(a)	Compliance with International Financial Reporting Standards
Our interim condensed consolidated financial statements have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority and IAS 34 ‘Interim Financial Reporting’, as issued by the International Accounting Standards Board (‘IASB’) and as endorsed by the EU. Therefore, they include an explanation of events and transactions that are significant to an understanding of the changes in HSBC’s financial position and performance since the end of 2019. These financial statements should be read in conjunction with the Annual Report and Accounts 2019.
At 30 June 2020, there were no unendorsed standards effective for the half-year to 30 June 2020 affecting these financial statements, and there was no difference between IFRSs endorsed by the EU and IFRSs issued by the IASB in terms of their application to HSBC.
Standards applied during the half-year to 30 June 2020
There were no new standards or amendments to standards that had an effect on these interim condensed consolidated financial statements.

(b)	Use of estimates and judgements
Management believes that our critical accounting estimates and judgements are those that relate to impairment of amortised cost and FVOCI debt financial assets, goodwill impairment, the valuation of financial instruments, deferred tax assets, provisions for liabilities, defined benefit obligations and interests in associates. There were no changes in the current period to the critical accounting estimates and judgements applied in 2019, which are stated on pages 47 and 242 of the Annual Report and Accounts 2019. However, the level of estimation uncertainty and judgement for the calculation of expected credit losses (‘ECL’) has increased since 31 December 2019 as a result of the economic effects of the Covid-19 outbreak as set out in ‘Measurement uncertainty and sensitivity analysis’ on page 60. In addition, as a result of the heightened economic uncertainty together with the plans announced in the 2020 business update and historical underperformance of certain businesses, the estimates and judgements with regard to the expected cash flows of cash generating units, which are applied to the impairment of non-financial assets other than goodwill, particularly intangible assets, have become more sensitive and resulted in significant impairment charges in the interim reporting period. See Note 11 ‘Goodwill and intangible assets’.

(c)	Composition of Group
There were no material changes in the composition of the Group in the half-year to 30 June 2020.

(d)	Future accounting developments
IFRS 17 ‘Insurance Contracts’ was issued in May 2017, with amendments to the standard issued in June 2020. It has not been endorsed for use in the EU. The standard sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. Following the amendments, IFRS 17 is effective from 1 January 2023. The Group is in the process of implementing IFRS 17. Industry practice and interpretation of the standard are still developing. Therefore, the likely impact of its implementation remains uncertain.

(e)	Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources. These considerations include stressed scenarios that reflect the increasing uncertainty that the global Covid-19 pandemic has had on HSBC’s operations, as well as considering potential impacts from other top and emerging risks, and the related impact on profitability, capital and liquidity.

(f)	Accounting policies
Except as described above, the accounting policies that we applied for these interim condensed consolidated financial statements are consistent with those described on pages 240 to 251 of the Annual Report and Accounts 2019, as are the methods of computation.